Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Operating Revenues	$ 1,923.4	$ 2,111.0	$ 1,937.7	$ 1,916.9	$ 1,833.8	$ 1,972.5	$ 1,884.4	$ 2,048.1	$ 7,889.0	$ 7,738.8	$ 6,697.3
Operating Income	494.1	414.8	271.1	377.3	428.1	375.5	409.9	246.5	1,557.3	1,460.0	1,367.4
Income from Continuing Operations	423.2	160.6	192.6	290.5	350.5	269.6	307.1	164.7	1,066.9	1,091.9	1,035.8
Income from Discontinued Operations	56.1	55.7	39.3	50.4	61.7	52.8	58.0	62.7
Net Income	479.3	216.3	231.9	340.9	412.2	322.4	365.1	227.4	1,268.4	1,327.1	1,283.8
Limited Partners' Income (Loss) Per Unit [Abstract]
Income from Continuing Operations	$ 0.35	$ (0.42)	$ (0.31)	$ 0.02	$ 0.23	$ 0.01	$ 0.70	$ (0.29)
Income from Discontinued Operations	$ 0.16	$ 0.17	$ 0.12	$ 0.16	$ 0.19	$ 0.16	$ 0.18	$ 0.21
Net Income	$ 0.51	$ (0.25)	$ (0.19)	$ 0.18	$ 0.42	$ 0.17	$ 0.88	$ (0.08)
Increase in expense for one time special bonus allocation from KMI				87.1
Loss from remeasurement of 50% interest in Kinderhawk upon consolidation		167.2
Increase in expense related to rights of way lease liability adjustments		69.3
Increase in expense during period related to rate case litigation reserve adjustments			$ 165.0					$ 158.0